Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jun. 29, 2018
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2018